EMPLOYEE BENEFIT LIABILITIES - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Rate increase	1.00%	1.00%
Assumption - 1% increase	$ (573)	$ (544)
Rate decrease	1.00%	1.00%
Assumption - 1% decrease	$ 664	$ 474
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Rate increase	1.00%	1.00%
Assumption - 1% increase	$ 789	$ 521
Rate decrease	1.00%	1.00%
Assumption - 1% decrease	$ (693)	$ (588)